Capital Stock And Capital Surplus Details of share capital (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2017 KRW (₩) ₩ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 KRW (₩) ₩ / shares shares
Disclosure of classes of share capital [Line Items]
Authorized shares of common stock				5,000,000,000	5,000,000,000	5,000,000,000
Par value | ₩ / shares				₩ 5,000		₩ 5,000
Issued shares of common stock	676,000,000	676,000,000	676,000,000	676,000,000	676,000,000	676,000,000
Capital stock				₩ 3,381,392	$ 3,167,818	₩ 3,381,392
Changes in outstanding shares
Beginning balance	676,000,000	676,000,000	676,278,371
Changes in number of shares outstanding [Abstract]
Retirement of treasury stock	0	0	(278,371)
Ending balance	676,000,000	676,000,000	676,000,000